Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 24, 2022	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2022
Class of Stock [Line Items]
Dividends, common stock, cash			$ 14,600	$ 10,700
Common stock, dividends, per share, cash paid (in dollars per share)			$ 0.11	$ 0.08
Treasury stock, value, acquired, cost method			$ 1,801		$ 229
Omnibus Incentive Plan
Class of Stock [Line Items]
Share-based awards authorized		6,500,000		6,500,000	6,500,000
ENPC Common Class A | ENPC Conversion Activity, Effective Time of Merger
Class of Stock [Line Items]
Shares converted during merger (in shares)	1,238,393
Converted shares subject to certain vesting provisions (in shares)	371,518
Vesting shares liability	$ 1,300	$ 1,300		$ 1,300	$ 1,300
Shares vested		151,170	151,170	151,170	151,170
ENPC Common Class F | ENPC Conversion Activity, Effective Time of Merger
Class of Stock [Line Items]
Shares to-be converted during merger (in shares)	495,357
Granite Ridge Common Stock
Class of Stock [Line Items]
Treasury stock, value, acquired, cost method			$ 1,700
Shares issues to existing GREP members upon business combination closing (in shares)	130,000,000		298,937
Granite Ridge Common Stock | Common Stock Repurchase Program
Class of Stock [Line Items]
Stock repurchase program, authorized amount		$ 50,000		$ 50,000	$ 50,000
Treasury stock, shares, acquired		25,920	273,017
Treasury stock, value, acquired, cost method		$ 200	$ 1,900